Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Valuation allowance	$ 460	$ 460	$ 7,709	$ 460
Common Class A | Direct Digital Management LLC
Income Tax Contingency [Line Items]
Number of units exchanged (in shares)	7,455	7,455	0	7,455